Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments [Line Items]
Lease terms (in years)	4 years
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 118.6	$ 131.9
Cash outflow for leases	$ 140.2	$ 141.2
Bottom of range
Commitments [Line Items]
Lease, interest rates	2.61%
Top of range
Commitments [Line Items]
Lease, interest rates	7.95%